[ING Funds Logo]

July 15, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:	ING Partners, Inc.
(File Nos. 333-32575; 811-8319)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 53 (the “Amendment”) to the Registration Statement of ING Partners, Inc.  This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“the 1933 Act”), as amended and shall become effective on September 28, 2011.

The Registrant is filing the Amendment for the purpose of registering eight new series of the Registrant: ING Index Solution 2020 Portfolio, ING Index Solution 2030 Portfolio, ING Index Solution 2040 Portfolio, ING Index Solution 2050 Portfolio, ING Solution 2020 Portfolio, ING Solution 2030 Portfolio, ING Solution 2040 Portfolio and ING Solution 2050 Portfolio.  Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

Attachment

cc:	Huey P. Falgout, Jr.
Senior Vice President and Chief Counsel
ING Investment Management — ING Funds

Reza Pishva
Dechert LLP